Expense Example (, (Lifestyle Aggressive Trust), USD $)	0 Months Ended
Jan. 13, 2014
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,216
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	1,446
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	$ 1,158